Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2016
Schedule of Derivative Instruments

The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2016 and September 30, 2016. The fair values of derivatives are presented on a gross basis and not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2016	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,066,252	—	11,522	—	11,269
Foreign exchange contracts	141,517	4	3,126	1	2,979
Equity-related contracts	3,115	18	152	—	140
Credit-related contracts	4,826	—	43	—	37
Other contracts	327	—	59	—	55

Total	1,216,037	22	14,902	1	14,480

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2016	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	986,753	—	13,767	—	13,339
Foreign exchange contracts	134,265	6	3,127	—	2,730
Equity-related contracts	3,982	16	137	—	152
Credit-related contracts	4,164	—	31	—	32
Other contracts	317	—	45	—	41

Total	1,129,481	22	17,107	—	16,294

Notes:

(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Disclosure of Credit Derivatives

The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2016 and September 30, 2016:

	March 31, 2016		September 30, 2016
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,603	14	1,678	23
Non-investment grade	763	1	414	3

Total	2,366	15	2,092	26

Credit protection purchased	2,592	(9)	2,225	(27)

Note:	The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB-, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Notional And Credit Risk Amounts Of Outstanding Derivative Positions Disclosure

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2016 and September 30, 2016:

	Maximum payout/Notional amount
	March 31, 2016	September 30, 2016
	(in billions of yen)
One year or less	538	492
After one year through five years	1,729	1,336
After five years	99	264

Total	2,366	2,092

Note:	The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Schedule Of Derivative Instruments Value Including Credit Risk Related Contingent Features Table

The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2016 and September 30, 2016:

	March 31, 2016	September 30, 2016
	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	790	815
Collateral provided to counterparties in normal course of business	746	775
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	44	40

Designated as Hedging Instrument | Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the six months ended September 30, 2015 and 2016:

	Gains (losses) recorded in income
Six months ended September 30, 2015	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	13,450	(14,798)	—	(1,348)

Total	13,450	(14,798)	—	(1,348)

	Gains (losses) recorded in income
Six months ended September 30, 2016	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	6,002	(7,807)	—	(1,805)

Total	6,002	(7,807)	—	(1,805)

Designated as Hedging Instrument | Net Investment Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to net investment hedges for the six months ended September 30, 2015 and 2016:

	Gains (losses) recorded in income and other comprehensive income (“OCI”) for six months ended September 30,
	2015		2016
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	723	200	107,528	890

Total	723	200	107,528	890

Note:	No amount related to the effective portion of net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the six months ended September 30, 2015 and 2016, respectively.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2015 and 2016:

	Gains (losses) recorded in income for six months ended September 30,
	2015	2016
	(in millions of yen)
Interest rate contracts	150,748	80,040
Foreign exchange contracts	(4,453)	11,173
Equity-related contracts (1)	10,268	11,049
Credit-related contracts (2)	(8,419)	(4,827)
Other contracts	451	564

Total	148,595	97,999

Notes:
(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
(2)	Amounts include the net gain (loss) of ¥3,531 million and ¥(5,698) million on the credit derivatives hedging the credit risk of loans during the six months ended September 30, 2015 and 2016, respectively.